Other non-current assets and other non-current financial assets	12 Months Ended
Dec. 31, 2022
Other non-current assets and other non-current financial assets [Abstract]
Other non-current assets and other non-current financial assets	Other non-current assets and other non-current financial assets
13.1 Other Non-Current Assets:

	2022	2021
Non-current prepaid advertising expenses	Ps. 184	Ps. 213
Guarantee deposits (1)	1,294	1,165
Prepaid bonuses	325	283
Advances to acquire property, plant and equipment	976	457
Shared based payment	360	303
Indemnifiable contingencies from business combinations (2)	1,555	1,554
Recoverable tax	486	378
Other	50	49
	Ps. 5,230	Ps. 4,402
(1)  Mainly in Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 25.5.
(2) Corresponds to indemnification assets that are warranted by former Vonpar owners in accordance with the share purchase agreement.
13.2 Other Non-Current Financial Assets:

	2022	2021
Other non-current financial assets	Ps. 139	Ps. 153
Derivative financial instruments (See Note 20)	591	4,983
	Ps. 730	Ps. 5,136
Non-current accounts receivable are held to maturity, the investments in other entities are recorded at cost and derivative financial instruments are recognized at fair value.